Significant Accounting Policies - Estimated Useful Lives of Fixed Assets (Details)	12 Months Ended
Dec. 31, 2015
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Rail spurs and asset retirement obligation | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	17 years
Rail spurs and asset retirement obligation | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	33 years
Rail and rail equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Rail and rail equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Transload facilities and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Transload facilities and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years